Investments Accounted for by the Equity Method - Schedule of Combined Financial Information of Equity Method Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Revenues	$ 1,109.3	$ 351.6
Expenses	(355.0)	(142.7)
Gross profit	754.3	208.9
Current assets	411.1	1,204.6
Property, plant and equipment	8,033.8	7,602.5
Intangible assets	21.9	22.9
Long-term investments and other assets	1,458.8	1,326.6
Long-term investments and other assets	(393.8)	(1,015.2)
Other long-term liabilities	$ (992.1)	$ (949.6)